Deferred Taxation - Summary of Balances for Which Deferred Tax Assets Have Not Been Recognised (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred taxation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	¥ 34	¥ 54
Other deductible temporary differences	8	7
Total unrecognised deferred tax assets	42	61
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	135	217
Other deductible temporary differences	35	30
Total unrecognised deferred tax assets	¥ 170	¥ 247